Related party (Tables)	12 Months Ended
Mar. 31, 2022
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List of the Company's Subsidiaries
The following is a list of the Company’s subsidiaries as at March 31, 2022:

Direct subsidiaries	Step subsidiaries	Place of incorporation

WNS Global Services Netherlands B.V. (1)		The Netherlands

	WNS Global Services (Romania) S.R.L.	Romania

WNS North America Inc.		Delaware, USA

	WNS Business Consulting Services Private Limited	India

	WNS Global Services Inc.	Delaware, USA

	WNS BPO Services Costa Rica, S.R.L.	Costa Rica

	Denali Sourcing Services Inc.	Delaware, USA

	- WNS Denali Sourcing Services Inc. (2)	Delaware, USA

WNS Assistance Limited (previously WNS Workflow Technologies Limited)		United Kingdom

	WNS Assistance (Legal) Limited	United Kingdom

	Accidents Happen Assistance Limited	United Kingdom

	WNS Legal Assistance LLP	United Kingdom

WNS (Mauritius) Limited		Mauritius

	WNS Capital Investment Limited	Mauritius

	- WNS Customer Solutions (Singapore) Private Limited	Singapore

	-WNS Global Services (Australia) Pty Ltd	Australia

	- WNS New Zealand Limited	New Zealand

	- Business Applications Associates Beijing Ltd	China

	WNS Global Services Private Limited (3)	India

	- WNS Global Services (UK) Limited (4)	United Kingdom

	- WNS Global Services SA (Pty) Limited	South Africa

	- WNS B-BBEE Staff Share Trust (5)	South Africa

	- Ucademy (Pty) Limited	South Africa

	- WNS South Africa (Pty) Limited (6)	South Africa

	- MTS HealthHelp Inc.	Delaware, USA

	- HealthHelp Holdings LLC	Delaware, USA

	- HealthHelp LLC	Delaware, USA

	- WNS-HealthHelp Philippines Inc.	Philippines

	- Value Edge Inc.	Delaware, USA

	- Value Edge AG.	Switzerland

	-VE Value Edge GmbH	Germany

	WNS Global Services (Private) Limited	Sri Lanka

	WNS Global Services (Dalian) Co. Ltd.	China

	WNS Global Services (UK) International Limited	United Kingdom

	- WNS Global Services North Americas Inc.	Delaware, USA

	- WNS Global Services AG (7)	Switzerland

	- WNS Global Services Lisbon Unipessoal LDA (8)	Portugal

	WNS Information Services (India) Private Limited (9)	India

WNS Business Consulting Netherlands B.V. (10)		The Netherlands

	WNS Global Services Philippines Inc.	The Philippines

WNS Gestion des Processus d’Affaire Inc. (11)		Canada
Notes:

(1)
WNS Global Services Netherlands Cooperatief U.A. was converted into a BV entity with effect from January 9, 2020. As a consequence, the name of WNS Global Services Netherlands Cooperatief U.A. was changed to WNS Global Services Netherlands B.V. with effect from January 9, 2020.

(2)	WNS Denali Sourcing Services Inc., a wholly-owned subsidiary of Denali Sourcing Services Inc., was incorporated on November 27, 2019.
(3)
WNS Global Services Private Limited is held jointly by WNS (Mauritius) Limited, WNS Global Services Netherlands B.V. and WNS Customer Solutions (Singapore) Private Limited. The percentage of holding of WNS (Mauritius) Limited is 63.18%, of WNS Global Services Netherlands B.V. is 20.84%, and of WNS Customer Solutions (Singapore) Private Limited is 15.98%.

(4)
WNS Global Services (UK) Limited is jointly held by WNS Global Services Private Limited and WNS (Holdings) Limited. The percentage of holding of WNS Global Services Private Limited is 94.9% and of WNS (Holdings) Limited is 5.1%.

(5)
The WNS
B-BBEE
Staff Share Trust (the “trust”) was registered on April 26, 2017 in relation to the grant of share appreciation rights by WNS Global Services SA (Pty) Limited. The trust holds 10% of the equity capital of WNS Global Services SA (Pty) Limited and the balance 90% is held by WNS Global Services (UK) Limited. During the year ended March 31, 2020, the trust subscribed to one participating preference share issued by WNS Global Services SA (Pty) Limited, which entitles the trust to 45.56% voting rights in WNS South Africa (Pty) Limited.

(6)
WNS South Africa (Pty) Limited was incorporated as a subsidiary of WNS Global Services SA (Pty) Limited on December 19, 2018. The name of the entity was changed to WNS South Africa (Pty) Ltd with effect from September 25, 2019.

(7)	WNS Global Services AG, a wholly-owned subsidiary of WNS Global Services (UK) International Limited, was incorporated on July 16, 2021.
(8)	WNS Global Services Lisbon Unipessoal LDA, a wholly-owned subsidiary of WNS Global Services (UK) International Limited, was incorporated on August 13, 2021.
(9)
On August 1, 2021, the Company acquired all outstanding shares of MOL Information Processing Services (I) Private Limited. The name of the entity was changed to WNS Information Services (India) Private Limited with effect from December 1, 2021.

(10)
WNS Business Consulting Netherlands B.V., a wholly-owned subsidiary of WNS (Holdings) Limited, was incorporated on March 17, 2020 pursuant to the execution of deed of demerger on March 16, 2020. The shares of WNS Global Services Philippines Inc. were transferred from WNS Global Services Netherlands B.V. to WNS Business Consulting Netherlands B.V. pursuant to the proposal of demerger.

(11)	WNS Gestion des Processus d’Affaire Inc. was incorporated on April 28, 2020.

Key Management Personnel Compensation

	Year ended March 31,
Nature of transaction with related parties	2022	2021	2020
Key management personnel*
Remuneration and short-term benefits	7,601	7,380	6,959
Defined contribution plan	124	105	114
Other benefits	114	47	54
Share-based compensation expense	15,264	14,830	17,167

*	Defined benefit plan related costs are not disclosed as these are determined for the Company as a whole.